Trade receivables (Tables)	12 Months Ended
Mar. 31, 2019
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Schedule of Trade Receivables

	As at March 31,
	2018		2019
Trade receivables	₹	121,413	₹	119,686
Allowance for lifetime expected credit loss		(14,570)		(14,824)
Assets reclassified as held for sale		(1,407)		—

	₹	105,436	₹	104,862

Non-current		4,446		4,373
Current		100,990		100,489

Summary of Allowance for Credit Loss

The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2018		2019
Balance at the beginning of the year	₹	9,108	₹	14,570
Additions during the year, net (Refer Note 21)		5,456		980
Charged against allowance		(29)		(772)
Translation adjustment		35		46

Balance at the end of the year	₹	14,570	₹	14,824